FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.


Name:   Doll Technology Investment Management LLC
Addess: 3000 Sand Hill Rd.
        Bldg. 3, Suite 225
        Menlo Park, CA 94025

Form 13F File Number:  N/A

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Dixon R. Doll

Title:  Managing Member

Phone:  (650) 233-1400

Signature, Place, and Date of Signing:

/s/ Dixon R. Doll
--------------------------------------------------------------------------------
[Signature]

Palo Alto, CA 94304
--------------------------------------------------------------------------------
[City, State]

February 28, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                       2

Form 13F Information Table Value Total:                  52,183
                                                      (thousands)

List of Other Included Managers:                           None

                                                   FORM 13F INFORMATION TABLE


                                                       VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)  PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED     NONE
--------------------------- -------------- ---------  --------  --------    ---  ----  ------- --------  --------  ------   --------
Foundry Networks, Inc.      Common         35063R100  16,811    1,120,766   SH         Sole              1,120,766     0       0
Internap Network Services   Common         45885A102  35,372    4,878,936   SH         Sole              4,878,936     0       0
                                               Total  52,183


